UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22253

Nuveen AMT-Free Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen AMT-Free Municipal Value Fund (NUW)
	January 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.2%

	MUNICIPAL BONDS – 101.2%

	Alaska – 0.5%
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 835	4.625%, 6/01/23	6/15 at 100.00	Ba1	$ 835,242
350	5.000%, 6/01/46	6/15 at 100.00	B2	288,992
1,185	Total Alaska			1,124,234
	Arizona – 3.6%
4,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El	2/19 at 100.00	Baa1	4,740,360
	Paso Electric Company, Refunding Series 2009A, 7.250%, 2/01/40
3,045	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,688,683
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
7,045	Total Arizona			8,429,043
	California – 10.2%
2,500	California State Public Works Board, Lease Revenue Bonds, Department of General Services	4/19 at 100.00	A1	3,037,550
	Buildings 8 & 9, Series 2009A, 6.250%, 4/01/34
500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 20.105%, 3/01/18 –	No Opt. Call	AA	852,760
	AGM Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
2,615	5.000%, 6/01/45	6/15 at 100.00	A1	2,655,533
1,625	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A1	1,650,188
3,635	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	3,165,831
	Bonds, Series 2007A-1, 5.000%, 6/01/33
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	641,934
	2009A, 6.500%, 11/01/39
10,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	11,163,186
	AGC Insured
700	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	AA–	540,785
	Bonds, Series 2002A, 0.000%, 8/01/24 – FGIC Insured
22,225	Total California			23,707,767
	Colorado – 6.4%
5,000	Denver, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/25 –	11/15 at 100.00	A+	5,186,500
	SYNCORA GTY Insured
5,885	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	AA–	2,856,344
	NPFG Insured
3,605	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 –	9/20 at 67.94	AA–	2,017,358
	NPFG Insured
4,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA	4,718,720
	Series 2009, 6.375%, 12/01/37 – AGC Insured
18,490	Total Colorado			14,778,922
	Florida – 8.8%
9,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	11,032,540
	5.500%, 10/01/41 (UB) (4)
1,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/15 at 100.00	AA (5)	1,020,310
	2005, 5.000%, 7/01/24 (Pre-refunded 7/01/15) – NPFG Insured
	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program,
	Series 2009-B1:
2,500	6.000%, 7/01/38	7/18 at 100.00	AA	2,897,650
2,000	5.625%, 7/01/38	7/18 at 100.00	AA	2,287,300
300	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	220,173
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
865	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	517,502
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
375	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	166,223
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
525	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	5
	2007-3, 6.450%, 5/01/23 (6)
45	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	46,303
	ParcelSeries 2007-1, RMKT, 6.450%, 5/01/23 (6)
910	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	919,246
	2012A-1, 6.450%, 5/01/23
2,120	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,291,758
	Southern/Forbearance Parcel Series 2007-2, 6.450%, 5/01/23 (6)
20,140	Total Florida			20,399,010
	Georgia – 0.8%
460	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	550,868
	7.500%, 1/01/31
1,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	BB–	1,260,110
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,460	Total Georgia			1,810,978
	Illinois – 12.4%
3,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/37 –	No Opt. Call	AA–	1,115,430
	FGIC Insured
3,000	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 – AGM Insured	7/15 at 100.00	AA	3,011,880
260	Cook and DuPage Counties High School District 210 Lemont, Illinois, General Obligation Bonds,	1/16 at 100.00	Aa2	271,235
	Refunding Series 2006, 5.000%, 1/01/26 – NPFG Insured
465	Cook and DuPage Counties High School District 210 Lemont, Illinois, General Obligation Bonds,	1/16 at 100.00	Aa2 (5)	485,734
	Refunding Series 2006, 5.000%, 1/01/26 (Pre-refunded 1/01/16) – NPFG Insured
1,885	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	No Opt. Call	AAA	1,878,080
	Capital Appreciation Refunding Series 2002B, 0.000%, 12/01/15 – NPFG Insured
5,035	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A,	8/19 at 100.00	AA+	5,972,567
	6.000%, 8/15/39
3,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A,	5/19 at 100.00	A	4,253,375
	7.125%, 11/15/37
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	A+ (5)	6,178,250
	Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/18)
3,950	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,103,537
	Refunding Series 2007A, 5.250%, 5/01/34
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	729,839
	6.000%, 10/01/42
1,045	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	814,431
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/23 – FGIC Insured
27,755	Total Illinois			28,814,358
	Indiana – 7.4%
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Hospital Obligated Group, Series	3/19 at 100.00	AA–	5,925,150
	2009A, 6.750%, 3/01/39
3,600	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	3,928,500
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 – AGM Insured
3,650	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	3,874,220
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2009B,	1/19 at 100.00	A+	2,314,020
	6.000%, 1/01/39
1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	1,158,720
	AMBAC Insured
15,750	Total Indiana			17,200,610
	Iowa – 1.9%
1,545	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	1,646,089
	Project, Series 2013, 5.500%, 12/01/22
3,025	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	2,701,960
	5.375%, 6/01/38
4,570	Total Iowa			4,348,049
	Kansas – 0.1%
390	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	280,445
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Louisiana – 7.3%
5,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3,	6/18 at 100.00	AA	5,794,800
	6.125%, 6/01/25 – AGC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
7,000	5.375%, 5/15/43	5/17 at 100.00	Baa1	7,394,730
275	5.500%, 5/15/47	5/17 at 100.00	Baa1	291,156
3,255	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	Baa1	3,444,408
	5.125%, 6/01/37
15,530	Total Louisiana			16,925,094
	Maine – 2.0%
3,335	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	Aa2	4,752,675
	Tender Option Bond Trust 2009-5B, 13.400%, 7/01/39 (IF) (4)
	Massachusetts – 0.6%
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond	8/19 at 100.00	AAA	1,477,300
	Trust 2989, 13.554%, 8/01/38 (IF)
	Michigan – 4.1%
5,050	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	5,093,935
	7/01/35 – NPFG Insured
50	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	51,456
	7/01/33 – NPFG Insured
3,100	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA	3,192,876
	5.000%, 7/01/32 – AGM Insured
1,750	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/26 –	10/16 at 61.33	AA	1,058,225
	AGM Insured
9,950	Total Michigan			9,396,492
	Nevada – 3.7%
1,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	7/19 at 100.00	AAA	1,157,470
	5.250%, 7/01/34
1,150	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2005A, 5.000%, 7/01/40 –	7/15 at 100.00	AA–	1,170,321
	AMBAC Insured
5,415	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	6,279,342
	8.000%, 6/15/30
7,565	Total Nevada			8,607,133
	New Jersey – 3.5%
1,500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,561,245
	Series 2003A, 5.500%, 11/01/15 – AGM Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
2,135	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	2,698,384
3,000	7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	3,839,370
6,635	Total New Jersey			8,098,999
	New York – 1.7%
3,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	3,877,980
	Series 2007, 5.500%, 10/01/37
130	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	154,950
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
3,130	Total New York			4,032,930
	Ohio – 5.7%
5,000	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/19 at 100.00	AA (5)	5,986,800
	2009A, 5.750%, 2/15/39 (Pre-refunded 2/15/19) – AGC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,115	5.875%, 6/01/30	6/17 at 100.00	B–	1,839,733
5,910	6.500%, 6/01/47	6/17 at 100.00	B	5,476,147
13,025	Total Ohio			13,302,680
	Oklahoma – 1.0%
2,150	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2007,	9/17 at 100.00	BBB–	2,237,763
	5.125%, 9/01/37
	Rhode Island – 2.9%
3,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/19 at 100.00	BBB+	3,542,640
	Lifespan Obligated Group Issue, Series 2009A, 7.000%, 5/15/39
3,240	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/15 at 100.00	BBB+ (5)	3,253,932
	Series 2002A, 6.125%, 6/01/32 (Pre-refunded 4/20/15)
6,240	Total Rhode Island			6,796,572
	South Carolina – 1.5%
5,435	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	3,387,690
	0.000%, 1/01/29 – AMBAC Insured
	Texas – 5.9%
3,550	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 46.64	Aaa	1,620,256
	0.000%, 8/15/31
1,855	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,109,450
	2013A, 5.500%, 4/01/53
5,400	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3	6,018,624
	5.750%, 1/01/38
1,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,675,515
	2012, 5.000%, 12/15/32
2,000	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	2,179,000
	Series 2007, 5.000%, 2/01/23
14,305	Total Texas			13,602,845
	Virgin Islands – 0.5%
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	1,157,480
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.9%
1,400	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	983,892
	Appreciation Series 2012B, 0.000%, 7/15/40
1,000	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	1,079,760
2,000	Washington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Mountain	1/19 at 100.00	BBB+	2,392,540
	States Health Alliance, Series 2009C, 7.750%, 7/01/38
4,400	Total Virginia			4,456,192
	West Virginia – 0.8%
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	1,769,250
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 6.0%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,145,460
	Series 2012B, 5.000%, 2/15/27
1,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/19 at 100.00	A+ (5)	1,970,330
	Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)
9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	10,769,400
	6.000%, 5/01/36
11,605	Total Wisconsin			13,885,190
$ 225,815	Total Long-Term Investments (cost $191,292,364)			234,779,701
	Floating Rate Obligations – (3.1)%			(7,125,000)
	Other Assets Less Liabilities – 1.9%			4,355,340
	Net Assets – 100%			$ 232,010,041

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$234,779,701	$ —	$234,779,701

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $182,759,760.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$45,066,327
Depreciation	(171,386)
Net unrealized appreciation (depreciation) of investments	$44,894,941

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015